                              [PHOTO OF BUILDING]
            COLONIAL NORTH CAROLINA TAX-EXEMPT FUND SEMIANNUAL REPORT
              July 31, 1998



Not FDIC Insured

May Lose Value No Bank Guarantee

               COLONIAL NORTH CAROLINA TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1998 - JULY 31, 1998

INVESTMENT OBJECTIVE: Colonial North Carolina Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and North Carolina state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates varied considerably, but were essentially unchanged between the beginning and the end of the period. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, North Carolina's strong and growing economy, responsible fiscal management, and significant financial reserves supported the prices of many of the Fund's holdings during the period." -- Brian Hartford


               COLONIAL NORTH CAROLINA TAX-EXEMPT FUND PERFORMANCE

                                                 CLASS A    CLASS B    CLASS C
Inception date                                    9/1/93     9/1/93     8/1/97

Distributions declared per share(1)               $0.184     $0.155     $0.167

SEC yields on 7/31/98(2)                            3.94%      3.37%      3.68%
Taxable-equivalent SEC yields(3)                    7.07%      6.05%      6.60%
Six-month total returns, assuming reinvestment      1.97%      1.57%      1.73%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)(4)

Net asset value per share on 7/31/98              $ 7.41     $ 7.41     $ 7.41

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or Distributor had not waived or borne certain Fund expenses, SEC yields would have been 3.55% for Class A shares, 2.97% for Class B shares and 2.96% for Class C shares.

(3) Taxable-equivalent SEC yields are based on the combined maximum effective 44.3% federal and North Carolina state income tax rate.

(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income and will be taxable when distributed.

Quality Breakdown                        Top Five Sectors
(as of 7/31/98)                          (as of 7/31/98)
---------------------------------------  ---------------------------------------
AAA ............................  47.1%  Refunded .......................  21.6%
AA .............................  32.5%  Local Appropriated .............  17.3%
A ..............................  16.0%  Multi-Family Housing ...........  11.0%
BBB ............................   0.8%  Hospitals ......................   7.8%
Non-rated ......................   1.8%  State General Obligations ......   7.1%
Short-term obligations .........   1.8%

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[PHOTO OF STEPHEN E. GIBSON]

In June 1998, Harold Cogger retired as president of Colonial North Carolina Tax-Exempt Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial North Carolina Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile based on uncertainty over the effects of the Asian economic crisis on the U.S. economy. However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

The tax-exempt bond market experienced price volatility similar to that of the broader U.S. government bond market. Early in the period, declines in long-term interest rates that occurred in the fourth quarter of 1997 helped stimulate the supply of municipal bonds. Many issuers rushed to take advantage of low rates to refinance existing higher-coupon debt, as well as finance new projects. The market found it difficult to absorb the unusually large increase in supply, and prices declined early in 1998. During the six-month period, municipal bond yields became very attractive in comparison to Treasury bonds. The increased investor demand that followed helped push municipal bond prices higher towards the end of July.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial North Carolina Tax-Exempt Fund remains a suitable option for their investment portfolios.


Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 11, 1998


Because market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

BRIAN HARTFORD is portfolio manager of Colonial North Carolina Tax-Exempt Fund. Mr. Hartford is vice president of Colonial Management Associates, Inc. and is the Quantitative Risk Manager for Colonial's tax-exempt investments.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED
Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. Bond prices rallied modestly near the end of July as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced alternately declining and rising prices. Supply and demand factors contributed to this volatility. Declines in long-term interest rates during the fourth quarter of 1997 led to an increased supply of municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. During the last half of 1997, the portfolio benefited from its holdings in discount and non-callable bonds, which tend to perform well in a declining-rate environment. However, in the most recent six-month period, bond prices were volatile, reflecting investors' changing expectations about the strength and direction of the nation's economy. This vascillating bond market had a somewhat dampening effect on the performance of the Fund's discount and non-callable holdings. Some of our best performing bonds during the period were securities issued by non-rated multi-family housing authorities. In addition to providing high income to the Fund, their improved financial performance resulted in an increase in the prices of the bonds.

For the six months ended July 31, 1998, the total return for Class A shares was 1.97%, based on net asset value. This placed the Fund above the average for North Carolina tax-exempt funds as measured by Lipper Analytical Services, Inc. The average North Carolina fund total return was 1.63%.(1)

NORTH CAROLINA'S APPEAL CONTINUES
North Carolina continued to experience population inflows and corporate relocations during the period as individuals and businesses were attracted by the state's favorable climate and relatively low cost of living and doing business. Over the past several years, economic output has diversified away from the traditional tobacco and textile industries as high tech, finance and other service industries have increased their presence. As a result, North Carolina has evolved from a regional business center to one with a national presence, particularly in the banking industry. The state's finances have benefited from this trend, as tax revenue collections through May were running ahead of last year in all categories, including individual income, corporate income and sales and use taxes. Financial reserves increased as well, further cushioning the state from a potential slowdown in economic activity.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we believe interest rates will continue to vary in the months to come, given the vast changes occurring in economies abroad. Nonetheless, indications continue to point towards declining yields for municipal bonds.



(1)Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper North Carolina Municipal Debt category. The Fund's Class A share ranking is in the first quartile for the six-month period (ranked 6th out of 40 funds); and in the first quartile for the one-year period (ranked 6th out of 39 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

      COLONIAL NORTH CAROLINA TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                     Growth of $10,000 from 9/1/93 - 7/31/98

                                  [LINE GRAPH]


            Label              A              B                C
-------------------------------------------------------------------
Label                    CNCTEF Preload    Postload          Lehman
-------------------------------------------------------------------
 1         Sep 1, 93         10000           9525              10000
 2        Sep 30, 93         10070           9592           10114.04
 3        Oct 29, 93         10061           9583           10133.47
 4        Nov 30, 93          9957           9484           10044.01
 5        Dec 31, 93         10164           9681           10256.08
 6        Jan 31, 94         10222           9736           10373.26
 7        Feb 28, 94          9900           9430            10104.6
 8        Mar 31, 94          9315           8872            9693.04
 9        Apr 29, 94          9415           8968            9775.35
10        May 31, 94          9529           9076            9859.95
11        Jun 30, 94          9477           9027            9799.65
12        Jul 29, 94          9621           9164            9979.42
13        Aug 31, 94          9667           9208              10014
14        Sep 30, 94          9502           9051             9867.1
15        Oct 31, 94          9253           8814             9691.9
16        Nov 30, 94          9029           8600            9516.42
17        Dec 30, 94          9305           8863            9725.91
18        Jan 31, 95          9654           9195              10004
19        Feb 28, 95          9991           9516           10294.95
20        Mar 31, 95         10111           9631           10413.27
21        Apr 28, 95         10130           9649           10425.56
22        May 31, 95         10397           9903           10758.24
23        Jun 30, 95         10208           9723           10664.21
24        Jul 31, 95         10287           9798            10765.1
25        Aug 31, 95         10377           9884           10901.71
26        Sep 29, 95         10468           9971           10970.59
27        Oct 31, 95         10665          10158           11130.07
28        Nov 30, 95         10892          10375           11314.99
29        Dec 29, 95         11030          10506            11423.6
30        Jan 31, 96         11093          10566           11509.91
31        Feb 29, 96         10973          10451           11432.17
32        Mar 29, 96         10822          10308           11286.12
33        Apr 30, 96         10794          10281           11254.11
34        May 31, 96         10827          10313           11249.82
35        Jun 28, 96         10924          10405           11372.43
36        Jul 31, 96         11019          10496           11475.32
37        Aug 30, 96         11037          10513           11472.75
38        Sep 30, 96         11197          10665           11633.09
39        Oct 31, 96         11309          10772           11764.56
40        Nov 29, 96         11518          10971           11980.06
41        Dec 31, 96         11440          10896           11929.47
42        Jan 31, 97         11457          10913           11952.05
43        Feb 28, 97         11571          11022            12061.8
44        Mar 31, 97         11428          10885           11900.89
45        Apr 30, 97         11510          10964           12000.64
46        May 30, 97         11675          11120           12181.27
47        Jun 30, 97         11791          11231           12311.03
48        Jul 31, 97         12121          11546           12651.99
49        Aug 29, 97         12024          11453           12533.38
50        Sep 30, 97         12158          11581              12682
51        Oct 31, 97         12226          11646           12763.74
52        Nov 28, 97         12328          11743           12838.91
53        Dec 31, 97         12532          11936           13026.11
54        Jan 30, 98         12614          12015           13160.44
55        Feb 27, 98         12596          11998           13164.44
56        Mar 31, 98         12611          12012           13176.16
57        Apr 30, 98         12541          11945           13116.71
58        May 29, 98         12762          12156            13324.2
59        Jun 30, 98         12812          12203           13376.79
60        Jul 31, 98         12863          12252           13410.23

                  GROWTH OF A $10,000 INVESTMENT MADE ON 9/1/93
                                  As of 7/31/98

---------------------------------------------------------------------
         CLASS A                 CLASS B                CLASS C
      NAV       POP           NAV       w/CDSC       NAV       w/CDSC
---------------------------------------------------------------------
    $12,863   $12,252       $12,396   $12,199      $12,417   $12,417

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 7/31/98

----------------------------------------------------------------------------
                       CLASS A             CLASS B             CLASS C
INCEPTION               9/1/93              9/1/93              8/1/97
                     NAV      POP        NAV      w/CDSC     NAV      w/CDSC
----------------------------------------------------------------------------
1 YEAR               6.11%    1.07%      5.30%    0.30%      5.48%    4.48%
----------------------------------------------------------------------------
LIFE                 5.25     4.22       4.47     4.12       4.50     4.50
----------------------------------------------------------------------------


Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% for life for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing Fund class) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between Class B shares and Class C shares.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.0%                                                    PAR         VALUE
---------------------------------------------------------------------------------------------
EDUCATION - 9.7%
     EDUCATION - 6.4%
     East Carolina University,
      Series 1994,
                                              6.200%       11/01/15       $  475       $  517
     State Educational Facilities Finance
      Agency, Duke University, Series C,
                                              6.750%       10/01/21        1,235        1,343
     Wake Forest University,
                                              5.000%       11/01/17          250          247
                                                                                       ------
                                                                                        2,107
                                                                                       ------

     STUDENT LOAN - 3.3%
     State Education Assistance Authority,
      Series 1996-C,
                                              6.350%       07/01/16        1,000        1,084
                                                                                       ------
---------------------------------------------------------------------------------------------
HEALTHCARE - 7.7%
     HOSPITALS
     Charlotte-Mecklenburg Hospital
      Authority:
                                              5.000%       01/15/17          750          737
                                              6.250%       01/01/20          640          688
      Series 1996-A,
                                              5.750%       01/15/21          250          263
     State Medical Care Commission:
      Annie Penn Memorial Hospital,
      Series 1998,
                                              5.375%       01/01/22          250          245
      Wilson Memorial Hospital,
      Series 1997,
                                                 (a)       11/01/14        1,380          613
                                                                                       ------
                                                                                        2,546
                                                                                       ------
---------------------------------------------------------------------------------------------
HOUSING - 15.7%
     MULTI-FAMILY - 10.9%
     Eastern Carolina Regional Housing
      Authority, New River Apartments
      Jacksonville, Series 1994,
                                              8.250%       09/01/14          250          271
     North Wilkesboro Housing
      Development Corp.,
      Series 1995-A,
                                              6.350%       10/01/22        1,745        1,865

                       Investment Portfolio/July 31, 1998


MUNICIPAL BONDS - CONT.                                                        PAR         VALUE
-------------------------------------------------------------------------------------------------
HOUSING - CONT.
     MULTI-FAMILY - CONT.
     State Housing Finance Agency,
      Series F,
                                               6.600%       07/01/17          $1,340       $1,452
                                                                                           ------
                                                                                            3,588
                                                                                           ------
     SINGLE FAMILY - 4.8%
     State Housing Finance Agency:
      Series KK,
                                               5.500%       03/01/09             305          320
      Series W,
                                               6.450%       09/01/14             485          519
      Series 1998,
                                               5.250%       03/01/17             750          749
                                                                                           ------
                                                                                            1,588
                                                                                           ------
-------------------------------------------------------------------------------------------------
OTHER - 21.3%
     REFUNDED/ESCROWED (b)
     Charlotte, Series 1994,
                                               5.800%       02/01/15(c)        1,000        1,093
     Cumberland County, Civic Center Project,
      Series 1995-A,
                                               6.400%       12/01/24           2,000        2,270
     Eastern Municipal Power Agency,
      Series 1991-A,
                                               6.500%       01/01/18           1,500        1,780
     Lincoln County,
      Lincoln County Hospital,
                                               9.000%       05/01/07             255          305
     State Municipal Power Agency,
      Catawba No. 1,  Series 1990,
                                               5.500%       01/01/13           1,000        1,066
     Wake County,  Series 1993,
                                               5.125%       10/01/13             500          512
                                                                                           ------
                                                                                            7,026
                                                                                           ------
-------------------------------------------------------------------------------------------------
TAX-BACKED - 29.9%
     LOCAL APPROPRIATED - 17.1%
     Chapel Hill, Parking Facilities,
      Series 1994,
                                               6.450%       12/01/23             500          549
     Charlotte, Cityfair Parking Facility,
      Series 1994-A,
                                               6.125%       06/01/10             430          467
     Charlotte-Mecklenburg Law Project,
      Series 1993-B,
                                               5.375%       06/01/13             700          716

                       Investment Portfolio/July 31, 1998

-------------------------------------------------------------------------------------------------
     Cumberland County, Civic Center Project,
      Series 1998,
                                               5.000%       12/01/18          $1,000       $  986
     Durham County,
      Hospital & Office Facilities:
      Series 1994,
                                               6.000%       05/01/14           1,000        1,081
      Series 1997,
                                               5.000%       05/01/14             500          500
     Harnett County,
      Harnett County Project,
      Series 1994,
                                               6.400%       12/01/14             250          279
     Randolph County,
      Randolph County Project,
      Series 1995,
                                               5.300%       06/01/15             500          509
     Rowan County,
      Justice Center Project,
      Series 1992,
                                               6.250%       12/01/07             500          557
                                                                                           ------
                                                                                            5,644
                                                                                           ------

     LOCAL GENERAL OBLIGATIONS - 2.9%
     Mecklenburg County,
      Series 1998-B,
                                               4.500%       02/01/16           1,000          941
                                                                                           ------

     SPECIAL INCOME PROPERTY TAX - 2.3%
     Commonwealth of Puerto Rico
      Highway & Transportation Authority,
      Series W,
                                               5.500%       07/01/09             240          260
     State Centennial Authority,
      Arena Project,
                                               5.000%       09/01/10(c)          500          509
                                                                                           ------
                                                                                              769
                                                                                           ------

     STATE APPROPRIATED - 0.6%
     Commonwealth of Puerto Rico
      Public Buildings Authority,
      Series 1993-M,
                                               5.700%       07/01/16             200          209
                                                                                           ------

                       Investment Portfolio/July 31, 1998

MUNICIPAL BONDS - CONT.                                                             PAR          VALUE
-------------------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
     STATE GENERAL OBLIGATIONS - 7.0%
     Commonwealth of Puerto Rico
      Aqueduct & Sewer Authority,
      Series 1995,
                                                   6.250%       07/01/12          $ 1,000       $ 1,134
     Commonwealth of Puerto Rico,
      Series 1996,
                                                   6.500%       07/01/14            1,000         1,168
                                                                                                -------
                                                                                                  2,302
                                                                                                -------
-------------------------------------------------------------------------------------------------------
UTILITY - 12.7%
     INVESTOR OWNED - 3.2%
     Wake County Industrial Facilities &
      Pollution Control Financing Authority,
      Carolina Power & Light Co., Series 1983,
                                                   6.900%       04/01/09            1,010         1,072
                                                                                                -------

     JOINT POWER AUTHORITY - 5.0%
     Eastern Municipal Power Agency,
      Series 1996-A,
                                                   5.700%       01/01/16              300           317
     State Municipal Power Agency,
      Catawba Electric No. 1,
      Series 1998-A,
                                                   5.500%       01/01/15            1,250         1,331
                                                                                                -------
                                                                                                  1,648
                                                                                                -------

     MUNICIPAL ELECTRIC - 2.9%
     University of North Carolina at Chapel Hill,
                                                      (a)       08/01/13            2,000           952
                                                                                                -------

     WATER & SEWER - 1.6%
     Asheville, Series 1996,
                                                   5.625%       08/01/16(c)           500           526
                                                                                                -------

TOTAL INVESTMENTS (cost of $30,299) (d)                                                          32,002
                                                                                                -------

SHORT-TERM OBLIGATIONS - 1.8%
-------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e)
     NM Farmington,
      Arizona Public Service Co.,
      Four Corners Project, Series 1994-B,
                                                   3.700%       09/01/24              600           600
                                                                                                -------

                       Investment Portfolio/July 31, 1998

--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 1.2%                                  $    390
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                       $ 32,992
                                                                        ========


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)      Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(c) These securities, or a portion thereof, with a total market value of $2,128, are being used to collateralize open futures contracts.

(d)      Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. This security is payable on demand and is secured by either letters of credit or other credit support agreements from banks. The rate listed is as of July 31, 1998.

Futures contracts open at July 31, 1998:

                  Par value                      Unrealized
                  covered by     Expiration     appreciation
    Type          contracts        month         at 07/31/98
------------------------------------------------------------
Treasury Bond       1,200        September       $         1
                                                 -----------


SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF ASSETS & LIABILITIES
                           JULY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $30,299)                                      $ 32,002
Short-term obligations                                                        600
                                                                         --------
                                                                           32,602
Receivable for:
  Interest                                            $    369
  Fund shares sold                                          12
Other                                                       84                465
                                                      --------           --------
    Total Assets                                                           33,067

LIABILITIES
Payable for:
  Distributions                                             42
  Fund shares repurchased                                   28
Accrued:
  Deferred Trustees fees                                     1
Other                                                        4
                                                      --------
    Total Liabilities                                                          75
                                                                         --------

NET ASSETS                                                               $ 32,992
                                                                         --------

Net asset value & redemption price per share -
Class A ($15,944/2,152)                                                  $   7.41(a)
                                                                         --------
Maximum offering price per share - Class A
($7.41/0.9525)                                                           $   7.78(b)
                                                                         --------
Net asset value & offering price per share -
Class B ($16,818/2,270)                                                  $   7.41(a)
                                                                         --------
Net asset value & offering price per share -
Class C ($230/31)                                                        $   7.41(a)
                                                                         --------

COMPOSITION OF NET ASSETS
Capital paid in                                                          $ 32,460
Overdistributed net investment income                                         (10)
Accumulated net realized loss                                              (1,162)
Net unrealized appreciation on:
  Investments                                                               1,703
  Open futures contracts                                                        1
                                                                         --------
                                                                         $ 32,992
                                                                         ========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)      On sales of $50,000 or more the offering price is reduced.


SEE NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                                          $ 900

EXPENSES
Management fee                                                                       $  83
Service fee                                                                             27
Distribution fee - Class B                                                              63
Distribution fee - Class C                                                               1
Transfer agent                                                                          22
Bookkeeping fee                                                                         14
Trustees fee                                                                             7
Custodian fee                                                                            1
Audit fee                                                                               10
Legal fee                                                                                2
Registration fee                                                                        14
Reports to shareholders                                                                  3
Amortization of deferred
  organization expenses                                                                  3
Other                                                                                    6
                                                                                     -----
                                                                                       256

Fees waived by the Adviser                                                             (66)
Fees waived by the Distributor - Class C                                               (a)          190
                                                                                     -----        -----
       Net Investment Income                                                                        710
                                                                                                  -----


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                                                          134
  Closed futures contracts                                                              19
                                                                                     -----
       Net Realized Gain                                                                            153
Net unrealized depreciation
  during the period on:
  Investments                                                                         (285)
  Open futures contracts                                                                (6)
                                                                                     -----
       Net Unrealized Depreciation                                                                 (291)
                                                                                                  -----
           Net Loss                                                                                (138)
                                                                                                  -----
Increase in Net Assets from Operations                                                            $ 572
                                                                                                  =====


(a)      Rounds to less than one.

SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                (Unaudited)
                                                 Six months      Year ended
(in thousands)                                  ended July 31    January 31
                                                ---------------------------
INCREASE (DECREASE) IN NET ASSETS                   1998            1998 (a)
Operations:
Net investment income                              $    710        $  1,584
Net realized gain                                       153             122
Net unrealized appreciation (depreciation)             (291)          1,359
                                                   --------        --------
    Net Increase from Operations                        572           3,065
Distributions:
From net investment income - Class A                   (393)           (839)
In excess of net investment income - Class A             (7)              -
From net investment income - Class B                   (349)           (744)
In excess of net investment income - Class B             (6)              -
From net investment income - Class C                     (4)             (2)
In excess of net investment income - Class C            (b)               -
                                                   --------        --------
                                                       (187)          1,480
                                                   --------        --------
Fund Share Transactions:
Receipts for shares sold - Class A                      494           1,398
Value of distributions reinvested - Class A             244             487
Cost of shares repurchased - Class A                 (1,129)         (2,710)
                                                   --------        --------
                                                       (391)           (825)
                                                   --------        --------
Receipts for shares sold - Class B                      639           1,432
Value of distributions reinvested - Class B             190             368
Cost of shares repurchased - Class B                 (1,262)         (2,630)
                                                   --------        --------
                                                       (433)           (830)
                                                   --------        --------
Receipts for shares sold - Class C                       68             171
Value of distributions reinvested - Class C               4               2
Cost of shares repurchased - Class C                    (16)              -
                                                   --------        --------
                                                         56             173
                                                   --------        --------
    Net Decrease from Fund
      Share Transactions                               (768)         (1,482)
                                                   --------        --------
        Total Decrease                                 (955)             (2)

NET ASSETS
Beginning of period                                  33,947          33,949
                                                   --------        --------
End of period (net of overdistributed
  and including undistributed net investment
  income of $10 and $35, respectively)             $ 32,992        $ 33,947
                                                   ========        ========


(a)      Class C shares were initially offered on August 1, 1997.

(b)      Rounds to less than one.


SEE NOTES TO FINANCIAL STATEMENTS.

                  STATEMENT OF CHANGES IN NET ASSETS CONT.

                                                 (Unaudited)
                                                  Six months    Year ended
                                                ended July 31   January 31
                                                ----------------------------
(in thousands)                                      1998          1998 (a)
NUMBER OF FUND SHARES
Sold - Class A                                             67          193
Issued for distributions reinvested - Class A              33           67
Repurchased - Class A                                    (153)        (374)
                                                -------------   ----------
                                                          (53)        (114)
                                                -------------   ----------
Sold - Class B                                             86          198
Issued for distributions reinvested - Class B              26           50
Repurchased - Class B                                    (171)        (366)
                                                -------------   ----------
                                                          (59)        (118)
                                                -------------   ----------
Sold - Class C                                              9           23
Issued for distributions reinvested - Class C               1          (b)
Repurchased - Class C                                      (2)           -
                                                -------------   ----------
                                                            8           23
                                                -------------   ----------

(a)      Class C shares were initially offered on August 1, 1997.

(b)      Rounds to less than one.


SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial North Carolina Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and North Carolina state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge and will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                   Notes to Financial Statements/July 31, 1998

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred $31,806 of expenses in connection with its organization, initial registration with the Securities and Exchange Commission and various states, and the initial public offering of its shares. These expenses were deferred and were amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

                  Notes to Financial Statements/July 31, 1998

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

         Average Net Assets            Annual Fee Rate
         ------------------            ---------------
          First $2 billion                   0.50%
          Over  $2 billion                   0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc., (the Distributor) a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $2,165 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $19,338, and none on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

            Valuation of shares                     Annual
         outstanding on the 20th of                   Fee
        each month which were issued                 Rate
        ----------------------------                ------
         Prior to November 30, 1994                  0.10%
        On or after December 1, 1994                 0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                   Notes to Financial Statements/July 31, 1998

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended July 31, 1998, purchases and sales of investments, other than short-term obligations, were $4,863,640 and $5,089,873, respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

      Gross unrealized appreciation                 $ 1,744,740
      Gross unrealized depreciation                     (42,019)
                                                    -----------
        Net unrealized appreciation                 $ 1,702,721
                                                    ===========

CAPITAL LOSS CARRYFORWARDS: At January 31, 1998, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             Year of                     Capital loss
            expiration                   carryforward
            ----------                   ------------
               2003                      $     63,000
               2004                           735,000
               2005                           124,000
                                         -------------
                                         $    922,000
                                         =============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                   Notes to Financial Statements/July 31, 1998

NOTE 4. PORTFOLIO INFORMATION - CONT.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1998.

                     FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                         (Unaudited)
                                                                  Six months ended July 31
                                                   ----------------------------------------------------
                                                                             1998
                                                       Class A             Class B            Class C
                                                   ---------------     ---------------     ------------
Net asset value -
   Beginning of period                             $         7.450     $         7.450     $      7.450
                                                   ---------------     ---------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                                 0.174               0.145            0.157(b)
Net realized and
  unrealized loss                                           (0.030)             (0.030)          (0.030)
                                                   ---------------     ---------------     ------------
   Total from Investment
      Operations                                             0.144               0.115            0.127
                                                   ---------------     ---------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                         (0.174)             (0.146)          (0.157)
In excess of net
  investment income                                         (0.010)             (0.009)          (0.010)
                                                   ---------------     ---------------     ------------
Total Distributions
  Declared to Shareholders                                  (0.184)             (0.155)          (0.167)
                                                   ---------------     ---------------     ------------
Net asset value -
   End of period                                   $         7.410     $         7.410     $      7.410
                                                   ===============     ===============     ============
Total return  (c)(d)(e)                                       1.97%               1.57%            1.73%
                                                   ===============     ===============     ============

RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                               0.76%               1.51%            1.21%(b)
Net investment
  income  (f)(g)                                              4.68%               3.93%            4.23%(b)
Fees and expenses waived
  or borne by the
  Adviser (f)(g)                                              0.40%               0.40%            0.40%
Portfolio turnover (e)                                          13%                 13%              13%
Net assets at end
  of period (000)                                  $        15,944     $        16,818     $        230

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

                                                   $         0.015     $         0.015     $      0.015

(b) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage agreements had no impact.

(g)      Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                            Year ended January 31
                                                 -------------------------------------------
                                                                    1998
                                                  Class A          Class B          Class C (b)
                                                 ---------        ---------        ---------
Net asset value -
   Beginning of period                           $   7.120        $   7.120        $   7.350
                                                 ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                         0.373            0.319            0.168(c)
Net realized and
  unrealized gain (loss)                             0.327            0.327            0.100
                                                 ---------        ---------        ---------
   Total from Investment
      Operations                                     0.700            0.646            0.268
                                                 ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                 (0.370)          (0.316)          (0.168)
                                                 ---------        ---------        ---------
Net asset value -
   End of period                                 $   7.450        $   7.450        $   7.450
                                                 =========        =========        =========
Total return  (d)(e)                                 10.10%            9.28%            3.69%(f)
                                                 =========        =========        =========

RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.49%(g)         1.24%(g)         0.96%(c)(g)(h)
Net investment
  income                                              5.11%(g)         4.36%(g)         4.55%(c)(g)(h)
Fees and expenses waived
  or borne by the
  Adviser                                             0.64%(g)         0.64%(g)         0.63%(g)(h)
Portfolio turnover                                      23%              23%              23%
Net assets at end
  of period (000)                                $  16,425        $  17,348        $     174

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                 $   0.047        $   0.047        $   0.047

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.

(h)      Annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - Cont.

                                Year ended January 31
------------------------------------------------------------------------------------
                 1997                                          1996
    Class A                 Class B               Class A                Class B
---------------        ---------------        ---------------        ---------------
$         7.270        $         7.270        $         6.680        $         6.680
---------------        ---------------        ---------------        ---------------

          0.376                  0.322                  0.386                  0.334

         (0.150)                (0.150)                 0.588                  0.588
---------------        ---------------        ---------------        ---------------

          0.226                  0.172                  0.974                  0.922
---------------        ---------------        ---------------        ---------------

         (0.376)                (0.322)                (0.384)                (0.332)
---------------        ---------------        ---------------        ---------------

$         7.120        $         7.120        $         7.270        $         7.270
===============        ===============        ===============        ===============

          (3.29)%                (2.51)%                14.91%                 14.07%
===============        ===============        ===============        ===============

           0.45%(i)               1.20%(i)               0.33%(i)               1.08%(i)

           5.29%(i)               4.54%(i)               5.47%(i)               4.72%(i)

           0.66%(i)               0.66%(i)               0.76%(i)               0.76%(i)

             38%                    38%                    34%                    34%

$        16,522        $        17,427        $        15,813        $        18,593

$         0.047        $         0.047        $         0.053        $         0.053

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                Year ended                              Period ended
                                                                January 31                               January 31
                                                   -----------------------------------
-------------------------------------
                                                                   1995                                    1994 (b)
                                                       Class A             Class B             Class
A                Class B
                                                   ---------------     ---------------     ---------------
--------------
Net asset value -
   Beginning of period                             $         7.500     $         7.500     $         7.500
$        7.500
                                                   ---------------     ---------------     ---------------
--------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                                 0.396               0.345
0.164                 0.141
Net realized and
  unrealized gain (loss)                                    (0.822)             (0.822)
-                     -
                                                   ---------------     ---------------     ---------------
--------------
   Total from Investment
      Operations                                            (0.426)             (0.477)
0.164                 0.141
                                                   ---------------     ---------------     ---------------
--------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                         (0.394)             (0.343)
(0.164)               (0.141)
                                                   ---------------     ---------------     ---------------
--------------
Net asset value -
   End of period                                   $         6.680     $         6.680     $         7.500
$        7.500
                                                   ===============     ===============     ===============
==============
Total return  (c)(d)                                         (5.55%)             (6.27%)
2.22%(e)              1.90%(e)
                                                   ===============     ===============     ===============
==============
RATIOS TO AVERAGE NET ASSETS
Expenses                                                      0.12%               0.87%
0.10%(f)              0.85%(f)
Net investment
  income                                                      5.83%               5.08%
4.91%(f)              4.16%(f)
Fees and expenses waived
  or borne by the
  Adviser                                                     0.93%               0.93%
1.20%(f)              1.20%(f)
Portfolio turnover                                              37%                 37%
1%(f)                 1%(f)
Net assets at end
  of period (000)                                  $        14,189     $        17,169     $        13,710
$        9,934
                                                             0.063               0.063
0.040                 0.040

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

(b)      The Fund commenced investment operations on September 1, 1993.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f)      Annualized.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call us directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.




(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL
BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ...........  press  [1]

For account information ............................................  press  [2]

To speak to a service representative ...............................  press  [3]

For yield and total return information .............................  press  [4]

For duplicate statements or new supply of checks ...................  press  [5]

To order duplicate tax forms and year-end statements ...............  press  [6]
(February through May)

To review your options at any time during your call ................  press  [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial North Carolina Tax-Exempt Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial North Carolina Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial North Carolina Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.

*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds -- will change its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[LIBERTY LOGO]     Liberty

COLONIAL FUNDS - STEIN ROE ADVISOR FUNDS - NEWPORT FUNDS
Liberty Funds Distributor, Inc. (c) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com                 NC-03/740F-0798 M (9/98) 98/936